Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 08, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 21,109,251
Entity Common Stock, Shares Outstanding		38,932,826

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 5,357,596	$ 2,397,828
Restricted cash	105,000
Credit card holdback receivable	287,293	441,840
Accounts receivable, net of allowances and reserves of $36,129 and $184,964, respectively	320,019	480,190
Accrued interest receivable		5,907
Investments		6,481,205
Prepaid expense and other current assets	204,824	96,815
Total current assets	6,274,732	9,903,785
Fixed assets and intangible assets, net	548,549	578,463
Notes receivable	165,716	138,803
Security deposits		19,520
Total assets	6,988,997	10,640,571
Current liabilities:
Accounts payable	799,183	1,027,841
Accrued expenses and other current liabilities	240,049	864,983
Deferred revenue	2,524,229	3,138,406
Total current liabilities	3,563,461	5,031,230
Long term deferred rent	48,340	61,640
Warrant liability	1,616,325	937,000
Commitments
Total liabilities	5,228,126	6,029,870
Stockholders' equity:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 100,000,000 shares authorized, 44,007,826 and 38,580,261 shares issued, respectively, and 38,832,826 and 38,580,261 shares outstanding, respectively	38,833	38,580
Additional paid-in capital	9,437,422	8,256,864
Accumulated deficit	(7,715,384)	(3,684,743)
Total stockholders' equity	1,760,871	4,610,701
Total liabilities and stockholders' equity	$ 6,988,997	$ 10,640,571

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Net of allowances and reserves (in dollars)	$ 36,129	$ 184,964
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	44,007,826	38,580,261
Common stock, shares outstanding	38,832,826	38,580,261

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Subscription revenue	$ 18,910,070	$ 18,781,368
Advertising revenue	336,666	374,175
Total revenues	19,246,736	19,155,543
Costs and expenses:
Programming, hosting and technology	4,444,550	2,587,822
Compensation	3,625,117	1,976,384
Professional fees	703,125	558,136
Advertising and marketing	9,876,097	14,626,963
General and administrative	3,953,795	3,070,178
Total costs and expenses	22,602,684	22,819,483
Loss from operations	(3,355,948)	(3,663,940)
Interest income, net	21,517	28,858
Mark-to-market adjustment on warrant liability	(679,325)	2,038,000
Other income (expense)	(16,885)	3,909
Net loss before income taxes:	(4,030,641)	(1,593,173)
Provision for income taxes
Net loss	$ (4,030,641)	$ (1,593,173)
Net loss per common share:
Basic and diluted	$ (0.1)	$ (0.04)
Weighted average number of common shares used in calculating net loss per common share:
Basic and diluted	38,611,758	37,619,208

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Deferred Compensation
Beginning balance at Dec. 31, 2010	$ 664,697	$ 33,211	$ 2,730,659	$ (2,091,570)	$ (7,603)
Beginning balance, shares at Dec. 31, 2010		33,210,756
Deferred compensation realized	7,603				7,603
Stock issued for services to employees		249	(249)
Shares issued for services to employees, shares		248,848
Stock issued for services to third parties	20,800	10	20,790
Shares issued for services to third party, shares		10,000
Stock issued in exchange for convertible note payable	71,959	823	71,136
Stock issued in exchange for convertible note payable, shares		823,157
Stock and warrants issued for cash ($2/sh, less stock offering costs)	7,915,700	4,250	7,911,450
Stock and warrants issued for cash ($2/sh, less stock offering costs), shares		4,250,000
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs)	88,125	38	88,087
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs), shares		37,500
Stock-based compensation expense for stock options	321,281		321,281
Stock-based compensation expense for restricted stock awards	88,710		88,710
Warrant liability	(2,975,000)		(2,975,000)
Net loss	(1,593,173)			(1,593,173)
Balance at Dec. 31, 2011	4,610,701	38,580	8,256,864	(3,684,743)
Balance, shares at Dec. 31, 2011		38,580,261
Exercise of stock options for common stock	50,851	253	50,598
Exercise of stock options for common stock, shares		252,565
Stock-based compensation expense for stock options	814,996		814,996
Stock-based compensation expense for restricted stock awards	314,964		314,964
Net loss	(4,030,641)			(4,030,641)
Balance at Dec. 31, 2012	$ 1,760,871	$ 38,833	$ 9,437,422	$ (7,715,384)
Balance, shares at Dec. 31, 2012		38,832,826

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Statements Of Changes In Shareholders' Equity [Abstract]
Per share fair market value of stock and warrants issued for cash	$ 2
Per share fair market value of stock issued in exchange for warrants	$ 2.5

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (4,030,641)	$ (1,593,173)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	151,007	51,180
Amortization of investment premium	6,205	8,734
Stock-based compensation expense	1,129,960	438,395
Mark-to-market adjustment on warrant liability	679,325	(2,038,000)
Loss on disposal of fixed assets	16,885	453
Changes in operating assets and liabilities:
Restricted cash	(105,000)
Credit card holdback receivable	154,547	(202,388)
Accounts receivable	160,171	(356,177)
Accrued interest paid	5,907	(5,907)
Prepaid expense and other current assets	(108,009)	(22,554)
Security deposit	19,520	(1,335)
Accounts payable and accrued expenses and other current liabilities	(843,470)	960,266
Deferred rent	(23,421)	102,115
Deferred revenue	(614,177)	1,200,491
Accrued interest payable - related party		2,358
Net cash used in operating activities	(3,401,191)	(1,455,542)
Cash flows from investing activities:
Purchase of fixed assets	(137,978)	(540,591)
Redemption (purchase) of short-term investments	6,475,000	(6,489,937)
Repayment of notes receivable issued to employees	11,320
Issuance of notes receivable issued to employees and accrued interest	(38,233)	(138,803)
Net cash provided by (used in) investing activities	6,310,109	(7,169,331)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants		7,915,700
Proceeds from exercise of common stock warrants		88,125
Proceeds from exercise of stock options	50,850
Net cash provided by financing activities	50,850	8,003,825
Net increase (decrease) in cash and cash equivalents	2,959,768	(621,048)
Cash and cash equivalents at beginning of year	2,397,828	3,018,876
Cash and cash equivalents at end of period	5,357,596	2,397,828
Supplemental disclosure of cash flow information:
Cash paid for taxes and related interest	15,640	4,500
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes and accrued interest to common stock		$ 71,959

Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description Of Business [Abstract]
Organization and Description of Business
1. Organization and Description of Business

Snap Interactive, Inc. (together with its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited, the “Company”) was incorporated under the laws of the State of Delaware on July 19, 2005.  eTwine, Inc. was incorporated under the laws of the State of New York on May 7, 2004.  Snap Mobile Limited is a United Kingdom corporation, and was incorporated on September 10, 2009.

The Company was organized to operate a social dating application and stand-alone website.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, were prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP").  All intercompany balances and transactions have been eliminated upon consolidation.

Significant Estimates and Judgments

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Significant estimates relied upon in preparing these financial statements include the provision for future credit card chargebacks and refunds on subscription revenue, estimates used to determine the fair value of our common stock, stock options, non-cash capital stock issuances, stock-based compensation and common stock warrants, collectability of our accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Changes in estimates are recorded in the period in which they become known. We base estimates on historical experience and various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from our estimates.

Comparative Data

Certain amounts from prior periods have been reclassified to conform to the current period presentation, including:

●	The reclassification of a $61,572 reserve for future credit card chargebacks from accrued expenses and other current liabilities to accounts receivable;
●	The reclassification of noncurrent deferred rent of $61,640 from accrued expenses and other current liabilities to long-term deferred rent; and
●	The reclassification of stock-based compensation of $342,714 relating to non-developers from a programming, hosting and technology expense to compensation expense.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Accounting Standards Codification (“ASC”) No. 605, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

The Company has revenue streams consisting of subscriptions and advertisements.  The Company recognizes revenue from monthly premium subscription fees beginning in the month in which the services are provided.  Revenues are presented net of refunds, credits, and known and estimated credit card chargebacks.  During 2012, subscriptions were offered in durations of one-, three-, six- and twelve-month terms.  Longer-term plans (those with durations longer than one month) are generally available at discounted monthly rates.  All subscription fees, however, are collected at the time of purchase regardless of the length of the subscription term.  Revenues from multi-month subscriptions are recognized over the length of the subscription term rather than when the subscription is purchased.  The difference between the gross cash receipts collected and the revenue recognized from those sales during that reporting period will appear as deferred revenue.

The Company recognizes advertising revenue as earned on a click-through, impression, registration or subscription basis.  When a user clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), registers for an external website via an advertisement clicked on through the Company’s application (CPA basis), or clicks on an offer to subscribe to premium features on the Company’s applications, the contract amount is recognized as revenue.

The Company’s payment processors have established routine reserve accounts to secure the performance of the Company’s obligations under its service agreements, which is standard practice within the payment processing industry.  These reserve accounts withhold a small percentage of the Company’s sales in a segregated account in the form of a six-month rolling reserve.  The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.  These funds are classified as credit card holdback receivable and totaled $287,293 and $441,840 at December 31, 2012 and December 31, 2011, respectively.

The Company has an additional reserve for potential credit card chargebacks based on historical experience and knowledge of the industry.  As of December 31, 2012, the Company reserved $36,129 for potential future credit card chargebacks and the amount was included in accounts receivable, net on the Consolidated Balance Sheet.

Business Segments

The Company operates in one reportable segment, and management assesses the Company’s financial performance and makes operating decisions based on one single operating unit.

Stock-Based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), the Company measures the compensation costs of stock-based compensation arrangements based on the grant date fair value of granted instruments and recognizes the costs in the financial statements over the period during which employees are required to provide services.  Stock-based compensation arrangements include stock options and restricted stock awards.

Equity instruments (“instruments”) issued to non-employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”), defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete and (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in ASC 505.

The fair value of each option granted under the Company's Amended and Restated 2011 Long-term Incentive Plan (the “Plan”) was estimated using the Black-Scholes option-pricing model (see Note 10 for further details).  Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company's common stock price, (ii) the expected life of the award, which for options is the period of time over which employees and non-employees are expected to hold their options prior to exercise, (iii) expected dividend yield on the Company's common stock, and (iv) a risk-free interest rate, which is based on quoted U.S. Treasury rates for securities with maturities approximating the expected term.  Expected volatility is estimated based on the Company's historical volatilities.  The expected life of options has been determined using the "simplified" method as prescribed by Staff Accounting Bulletin (“SAB”) No. 110, an amendment to SAB No. 107, which uses the midpoint between the vesting date and the end of the contractual term.  The expected dividend yield is zero as the Company has never paid dividends and does not currently anticipate paying dividends in the foreseeable future.

Programming, Hosting and Technology Expense

Programming, hosting and technology expense includes the expenses associated with the operation of data centers, including labor, consulting, hosting, server, web design and programming expenses.

Advertising and Marketing

Advertising and marketing costs are expensed as incurred.  Advertising and marketing expense was $9,876,097 and $14,626,963 for the years ended December 31, 2012 and 2011, respectively.

Research and Development

The Company has adopted the provisions of ASC No. 350, Intangibles – Goodwill & Other.  Costs incurred in the planning stage of a website are expensed as research and development expenses while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be three years.  The Company did not capitalize any research and development expenses during the years ended December 31, 2012 and 2011.

Income Taxes

The Company accounts for income taxes using the asset and liability method prescribed by ASC No. 740,  Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating loss and tax credit carry forwards. Deferred taxes are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in results of operations in the period that includes the enactment date.

Each reporting period, the Company assesses whether its deferred tax assets are more-likely-than-not realizable, in determining whether it is necessary to record a valuation allowance.  This includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of the Company's deferred tax assets.

The Company recognizes the impact of an uncertain tax position in its financial statements if, in management's judgment, the position is more-likely-than-not sustainable upon audit based on the position's technical merits. This involves the identification of potential uncertain tax positions, the evaluation of applicable tax laws and an assessment of whether a liability for uncertain tax positions is necessary.  Different conclusions reached in this assessment can have a material impact on our consolidated financial statements.  Currently, we have no uncertain tax positions.

Net Income (Loss) Per Share

Basic net income (loss) per common share is determined using the two-class method and is computed by dividing net income (loss) attributable to Snap Interactive Inc. common shareholders by the weighted-average number of common shares outstanding during the period as defined by ASC No. 260,  Earnings Per Share.  The two-class method is an earnings allocation formula that determines income (loss) per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.  The two-class method treats a participating security as having rights to earnings that otherwise would have been available to common shareholders.  According to the contractual terms of participating securities, such securities do not participate in losses.

Diluted net income (loss) per common share reflects the more dilutive earnings per share amount calculated using the treasury stock method or the two-class method, taking into account any potentially dilutive shares outstanding during the period. Potentially dilutive shares consist of shares issuable upon the exercise of stock options and unvested shares of restricted common stock (using the treasury stock method).  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted income per share.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.  Cash and cash equivalents consist of cash on deposit with banks, money market funds and certain investments in commercial paper.

Investments

The Company's investment portfolio may at any time contain investments in U.S. Treasury obligations, securities guaranteed by the U.S. government, certificates of deposit, corporate notes and bonds, medium-term notes, commercial paper, and money market mutual funds, with original maturities less than one year.

The Company's investments with original maturity dates in excess of three months are classified as short-term investments on the Consolidated Balance Sheets. Short-term investments classified as held-to-maturity are recorded at amortized cost. Interest earned on short-term investments is recorded to "Interest income" which is presented net of Interest expense on the Consolidated Statements of Operations.

Fair Value of Financial Instruments

The carrying amounts of the Company's cash and cash equivalents, short-term investments classified as held-to-maturity, accounts receivable, credit card holdback receivable, prepaid expenses, accounts payable, accrued expenses and deferred revenue, approximate fair value due to the short-term nature of these instruments.

Receivables

At December 31, 2012, we had accounts receivable from payment processors and advertising networks that place advertisements on our application in the amount of $328,680 and $27,469, respectively. The settlement of credit card sales by payment processors typically occurs several days after the date of the charge, and we generally receive payments from mobile payment processors and advertising networks on a monthly basis.
Concentration of Credit Risk

At times the Company has cash in bank accounts in excess of FDIC insurance limits.  The Company had approximately $4,995,958 and $1,561,947 in excess of FDIC insurance limits as of December 31, 2012 and December 31, 2011, respectively.  The Company also had credit card holdback receivables of $287,293 and $441,840, which were held by payment processors, and of which $139,389 and $248,534 were not FDIC insured as of December 31, 2012 and December 31, 2011, respectively.

Furniture, Fixtures and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of those assets, as follows:

Software and website costs	3 years
Computers and office equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term

Repairs and maintenance costs are expensed as incurred.

Other Intangible and Long-Lived Assets

The Company's long-lived assets primarily consist of computer and office equipment and software, furniture and fixtures and leasehold improvements, which are subject to depreciation over the useful life of the asset.  Long-lived assets are evaluated for recoverability whenever events or changes in circumstances indicate that the carrying value of the asset may be impaired.  In evaluating an asset for recoverability, the Company estimates the future cash flow expected to result from the use of the asset and eventual disposition.  If the expected future undiscounted cash flow is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized.  No impairments were recorded on long-lived assets for the periods presented in these consolidated financial statements.

Intangible Assets, net

The Company’s intangible assets, net represents definite-lived intangible assets, which are being amortized on a straight-line basis over their estimated useful lives as follows:

Domain name	15 years

No impairments were recorded on intangible assets and no impairment indicators were noted for the periods presented in these consolidated financial statements.

Warrant Liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with ASC 480, Distinguishing Liabilities from Equity, the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.
Recently Adopted Accounting Pronouncement

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued revised authoritative guidance (Accounting Standards Update (“ASU”) No. 2011-04) covering fair value measurements and disclosures.  The amended guidance include provisions for (1) the application of concepts of "highest and best use" and "valuation premises", (2) an option to measure groups of offsetting assets and liabilities on a net basis, (3) incorporation of certain premiums and discounts in fair value measurements, and (4) measurement of the fair value of certain instruments classified in stockholders' equity.  The revised guidance is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted this revised authoritative guidance prospectively for new or materially modified arrangements beginning January 1, 2012.  The adoption of this revised authoritative guidance update did not have a significant impact on the Company’s consolidated financial statements.

Restatement of Previously Issued Consolidated Financial Statements

We have restated our consolidated financial statements as of and for the year ended December 31, 2011 as described in "Note 16. Restatement of Consolidated Financial Statements."

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash [Abstract]
Restricted Cash
3. Restricted Cash

During the year ended December 31, 2012, the Company established a line of credit with JPMorgan Chase Bank, National Association related to the Company’s corporate credit cards, which required the Company to place a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.  Accordingly, the Company has reported $105,000 as restricted cash on the balance sheet as of December 31, 2012.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net and Notes Receivable [Abstract]
Accounts Receivable, Net
4. Accounts Receivable, Net

Accounts receivable, net consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Accounts receivable	$356,148	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(36,129)	(61,572)
Total accounts receivable, net	$320,019	$480,190

Credit card payments for subscriptions and micro-transaction purchases typically settle several days after the date of purchase.  As of December 31, 2012, the amount of unsettled transactions due from credit card payment processors amounted to $112,885, as compared to $220,272 at December 31, 2011.  At December 31, 2012, the amount of receivable due from Apple Inc. amounted to $201,859, as compared to $176,118 at December 31, 2011.  These amounts are included in our accounts receivable.

At December 31, 2012, we had accounts receivable from advertising networks that place advertisements on our application in the amount of $27,469, as compared to $64,330 at December 31, 2011, net of allowances.  The allowance for doubtful accounts at December 31, 2011 related to one specific advertising network affiliate and was written off in 2012.

Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Investments and Fair Value Measurements [Abstract]
Investments and Fair Value Measurements
5. Investments and Fair Value Measurements

The fair value framework under the FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities.  Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, generally would require significant management judgment.  The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;
●
Level 2:  Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The following table summarizes those assets and liabilities as of December 31, 2012 and December 31, 2011:

	December 31, 2012				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS:
Cash equivalents:
U.S. government securities	$—	$—	$—	$—	$—	$—	$—	$—
Certificates of deposit	—	—	—	—	—	—	—	—
Total cash equivalents	$—	$—	$—	$—	$—	$—	$—	$—
Short-term investments:
U.S. government securities (1)	$—	$—	$—	$—	$3,506,205	$—	$—	$3,506,205
Certificates of deposit	—	—	—	—	2,975,000	—	—	2,975,000
Total short-term investments	$—	$—	$—	$—	$6,481,205	$—	$—	$6,481,205
LIABILITIES:
Common Stock Warrants:
Common stock warrants	$—	$—	$1,616,325	$1,616,325	$—	$—	$937,000	$937,000
Total common stock warrants	$—	$—	$1,616,325	$1,616,325	$—	$—	$937,000	$937,000

 (1) Includes amortization premium paid of $8,733 as of December 31, 2011.

Interest earned on debt securities is recorded to “Interest income, net” on the Consolidated Statement of Operations.  The Company is classifying these short-term investments as held-to-maturity and has recorded them at amortized cost.  The gross unrecognized holding gains and losses for the years ended December 31, 2012 and December 31, 2011 were not material.

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with ASC 480, the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

The Company’s warrant liability is carried at fair value and was classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs.  In order to calculate fair value, the Company uses a custom model developed with the assistance of an independent third-party valuation expert.  This model, at each measurement date, calculates the fair value of the warrant liability using a Monte-Carlo style simulation, as the value of certain features of the warrant liability would not be captured by the standard Black-Scholes model.

The following table summarizes the values of certain assumptions used in the aforementioned custom model to estimate the fair value of the warrant liability at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Stock price	$1.25	$0.65
Strike price	$2.50	$2.50
Remaining contractual term (years)	3.1	4.1
Volatility	171.9%	215.5%
Adjusted volatility	121.1%	125.5%
Risk-free rate	0.4%	0.6%
Dividend yield	0.0%	0.0%

For the purposes of determining fair value, the Company used “adjusted volatility” in favor of “historical volatility” in its Monte-Carlo simulations.  Historical realized volatility of the Company was calculated using weekly stock prices over a look back period corresponding to the remaining contractual term of the warrants as of each valuation date.  Topic 820 requires fair value to be estimated from the perspective of market participants.  Management considered the lack of marketability of these instruments by incorporating a 10% incremental discount rate premium through a reduction of the volatility estimate (“volatility haircut”) to calculate the adjusted historical volatility as of each valuation date.

ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs indicates that “in the absence of a Level 1 input, a reporting entity should apply premiums or discounts when market participants would do so when pricing the asset or liability”.

Fixed Assets and Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Fixed Assets and Intangible Assets, Net [Abstract]
Fixed Assets and Intangible Assets, Net
6.  Fixed Assets and Intangible Assets, Net

Fixed assets and intangible assets, net consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Computer equipment	$211,896	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	8,047	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	805,964	704,448
Less: Accumulated depreciation and amortization	(257,415)	(125,985)
Total fixed assets and intangible assets, net	$548,549	$578,463

The Company only holds fixed assets in the United States.  Depreciation and amortization expense was $151,007 and $51,180 for the years ended December 31, 2012 and 2011, respectively.

The estimated future amortization and depreciation of intangible and tangible assets is as follows:

Year	Amount

2013	$161,547
2014	156,498
2015	122,365
2016	52,886
2017 and thereafter	55,253
$548,549

Notes Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net and Notes Receivable [Abstract]
Notes Receivable
7. Notes Receivable

At December 31, 2012, the Company had notes receivable in the aggregate amount of $165,716 due from one current and two former employees in the amounts of $92,152 and $73,564, respectively.  The Company paid taxes on stock-based compensation on these employees’ behalf during 2011 and 2012 in exchange for these notes, and the outstanding amounts on the notes are secured by pledged stock certificates.  The notes are due at various times during 2021-2023 and bear interest rates between 2.31% and 3.57% per annum.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

The Company has no income tax benefit or provision for the year ended December 31, 2012.  As the Company has continued to incur a net tax loss, there is no income tax expense for the current period.  Increases in deferred tax balances have been offset by a valuation allowance and therefore have no impact on our deferred income tax provision.

Significant components of the Company's deferred tax assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows:

	Years Ended December 31,
	2012	2011
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(64,437)	$(37,072)
Other	(10,162)	-
Warrants	(627,056)	(842,260)
Deferred Tax Assets
Stock options for services	1,049,578	562,163
Net operating loss carry-forward	3,237,128	1,924,412
Reserve for future charge backs	16,674	-
Valuation allowance	(3,601,725)	(1,607,243)
Net deferred tax assets (liabilities)	$-	$-

Due to uncertainties regarding benefits and utilization of the total deferred tax assets, a valuation allowance of $3,601,725 has been recorded.  The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized.  The valuation allowance on our total deferred asset increased by $1,994,482 from 2011 to 2012.  At December 31, 2012, the Company had U.S. federal tax net operating loss (“NOL”) carry-forwards of $7,088,700, which will expire in 2032.

The deferred taxes do not account for NOL carry-forwards related to the windfall tax benefit of $26,128.  This amount is being tracked separately and will be recorded in additional paid-in capital when realized.

The deferred tax liability results primarily from the use of accelerated methods of depreciation of equipment for tax purposes and the fluctuation of the fair market value of warrants.

A reconciliation from the federal income tax provision from continuing operations at the statutory rate to the effective rate for the years ended December 31, 2012 and 2011 is as follows:

	Years Ended December 31,
	2012	2011
Federal income tax benefit at statutory rate	$(1,410,724)	$(557,891)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(598,095)	(153,636)
Change in deferred tax asset valuation allowance	1,994,482	702,147
Stock based compensation	-	-
Non-deductible expenses	14,337	9,380
Other	-	-
Income Tax Expense	$-	$-

The Company files U.S. federal income tax returns, as well as income tax returns for New York State, and New York City.  The following years remain open for possible examination:  2008, 2009, 2010 and 2011.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Compensation and benefits	$39,344	$817,656
Deferred rent	30,354	40,475
Professional fees	163,500	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$240,049	$864,983

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Common Stock Purchase Warrants and Stock-Based Compensation [Abstract]
Stock-Based Compensation
10. Stock-Based Compensation

The Plan was adopted effective May 24, 2011, and subsequently amended and restated in its entirety on October 21, 2011.  The Plan permits the Company to award grants of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares of common stock, restricted stock units, performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer), non-employee directors and consultants.  The maximum number of shares of common stock that may be delivered pursuant to awards granted under the Plan is 7,500,000 shares, of which 100% may be delivered pursuant to incentive stock options.  As of December 31, 2012, there were 3,134,795 shares available for future issuance under the Plan.

Stock Options

The following table summarizes the weighted average values of the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the year ended December 31, 2012:
Year Ended December 31, 2012
Expected volatility	292.52%
Expected life of option	5.96 Years
Risk free interest rate	0.98%
Expected dividend yield	0.00%

The expected life of the option awards is the period of time over which employees and non-employees are expected to hold their options prior to exercise.  The expected life of options has been determined using the "simplified" method as prescribed by SAB 110, an amendment to SAB 107, which uses the midpoint between the vesting date and the end of the contractual term.  The volatility of the Company’s common stock is calculated using the company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award.

The following table summarizes stock option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,502,000	1.41
Exercised	(470,000)	0.64
Expired or canceled, during the period	(4,515,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at December 31, 2012	4,525,205	0.97
Exercisable at December 31, 2012	2,171,614	$0.73

At December 31, 2012, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,807,362 and $1,179,516, respectively.  At December 31, 2011, the aggregate intrinsic value of stock options that were outstanding and exercisable was $2,561,209 and $2,469,865, respectively.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

Stock-based compensation expense was $814,996 and $321,281 during the years ended December 31, 2012 and 2011, respectively.

Non-employee stock option activity is broken out for disclosure purposes below, but is included in total stock option activity on the previous page.  The following table summarizes non-employee stock option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011	530,000	$0.94
Granted	400,000	1.21
Exercised	(30,000)	0.33
Expired or canceled, during the period	-
Forfeited, during the period	-
Outstanding at December 31, 2012	900,000	1.08
Exercisable at December 31, 2012	525,000	$0.99

At December 31, 2012, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $152,500 and $137,500, respectively.  At December 31, 2011, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $9,510.

Stock-based compensation expense relating to non-employee stock options was $115,178 and $11,692 during the years ended December 31, 2012 and 2011, respectively.

The following table summarizes unvested stock option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,502,000	1.26
Vested	(923,614)	0.55
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99

There was $1,846,201 and $858,457 of total unrecognized compensation expense related to unvested stock options at December 31, 2012 and 2011, respectively, which is expected to be recognized over a weighted average remaining vesting period of 2.58 and 2.67 years, respectively.

At December 31, 2012, there was $419,206 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 1.57 years.  At December 31, 2011, there was $26,023 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 0.69 years.

Restricted Stock Awards

The following table summarizes restricted stock award activity for the year ended December 31, 2012:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	5,150,000	$0.65
Granted	325,000	1.12
Vested	-
Expired or canceled, during the period	(300,000)	0.45
Forfeited, during the period	-
Outstanding at December 31, 2012	5,175,000	$0.68

At December 31, 2012, there was $3,169,203 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.00 years.  At December 31, 2011, there was $3,120,167 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.94 years.

Stock-based compensation expense relating to restricted stock awards was $314,964 and $88,710 for the years ended December 31, 2012 and 2011, respectively.

Common Stock Purchase Warrants	12 Months Ended
Dec. 31, 2012
Common Stock Purchase Warrants and Stock-Based Compensation [Abstract]
Common Stock Purchase Warrants
11. Common Stock Purchase Warrants

In January 2011, we completed an equity financing that raised gross proceeds of $8,500,000 from the issuance of 4,250,000 shares of common stock at a price of $2.00 per share and warrants to purchase an aggregate of 2,125,000 shares of common stock that are exercisable for five years from the date of issuance.  The warrants are exercisable any time on or before January 19, 2016 and have an exercise price of $2.50 per share.  We received $7,915,700 in net proceeds from the equity financing after deducting offering expenses of $584,300.  The exercise price of the warrants and number of shares of common stock to be received upon the exercise of the warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions.

We also issued warrants to purchase 255,000 shares of our common stock to the placement agent in January 2011 in connection with the equity financing as consideration for its services.  These warrants have the same terms, including exercise price, registration rights and expiration, as the warrants issued to the investors in the equity financing.

Warrant Liability

In connection with the issuance of these warrants, the Company recorded a warrant liability on its Consolidated Balance Sheet based on the estimated fair value of the common stock warrants at the issuance date.  The warrants are valued at the end of each reporting period with changes recorded as mark-to-market adjustment on warrant liability on the Company’s Consolidated Statement of Operations.  The fair value of these warrants was $1,616,325 and $937,000 at December 31, 2012 and December 31, 2011, respectively, based on a model developed with the assistance of an independent third-party valuation expert.

The mark-to-market income (expense) on these warrants was ($679,325) and $2,038,000 for the years ended December 31, 2012 and December 31, 2011, respectively, and was not presented within loss from operations.

Common Stock Issued for Warrants Exercised

In April 2011, we issued 37,500 shares of our common stock and received net proceeds of $88,125 after an investor exercised warrants issued in our equity financing at an exercise price of $2.50 per share.

The following table summarizes warrant activity for the year ended December 31, 2012:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2011	2,342,500	$2.50
Granted	-
Exercised	-
Forfeited	-
Outstanding at December 31, 2012	2,342,500	2.50
Warrants exercisable at December 31, 2012	2,342,500	$2.50

Net Loss Per Common Share	12 Months Ended
Dec. 31, 2012
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share
12. Net Loss Per Common Share

Basic net loss per common share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net loss per common share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted net loss per share.  For the year ended December 31, 2012, 6,867,705 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2011, 10,461,455 shares issuable upon the exercise of stock options and warrants and 823,157 shares issuable upon the conversion of convertible debt, were not included in the computation of net loss per share because their inclusion would be antidilutive.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share for the years ended December 31, 2012 and 2011:

	Year Ended
	December 31,
	2012	2011
Numerator:
Net loss	$(4,030,641)	$(1,593,173)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,611,758	37,619,208
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,611,758	37,619,208
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted-average shares used to compute diluted net loss per share	38,611,758	37,619,208

Net loss per share:
Basic	$(0.10)	$(0.04)
Diluted	$(0.10)	$(0.04)

Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments
13. Commitments

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease.  The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.  Rent expense under this lease for the years ended December 31, 2012 and 2011 was $253,982 and $84,661, respectively.

During 2012, the Company entered into three separate two-year lease agreements with the Hewlett Packard Financial Services Company (“HP”) for equipment and certain financed items.  Monthly rent expense is $8,649 until January 2014, and then $6,584 per month until September 2014.  Rent expense under the HP leases totaled $42,468 for the year ended December 31, 2012.

At December 31, 2012, future minimum payments under non-cancelable operating leases are as follows:

Year	Amount

2013	$388,128
2014	352,769
2015	74,373
2016	-
2017 and thereafter	-
Total	$815,270

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
14.  Related Party Transactions

At December 31, 2012, the Company had notes receivable in the aggregate amount of $165,716 due from current and former employees (see Note 7).

During the fourth quarter of 2011, an aggregate of 5,150,000 shares of restricted stock, having a fair value of $2,762,500, were granted to the Company’s chief executive officer and Darrell Lerner that vest upon the earlier of the tenth anniversary of the date of grant or a change in control.  These shares have voting rights, but are not transferable and are not considered outstanding as of December 31, 2012 as they had not vested.  On December 28, 2012, the 300,000 shares of restricted stock previously granted to Darrell Lerner were cancelled in exchange for a new award of 325,000 restricted shares, having a fair value of $364,000, which will vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without “cause”.  Accordingly, 5,175,000 shares were recorded as issued on the Company’s Consolidated Balance Sheet at December 31, 2012.

On June 1, 2012, the Company entered into a two-year consulting agreement with Byron Lerner.  Pursuant to the consulting agreement, Mr. Byron Lerner has agreed to provide consulting services related to (i) monitoring revenue and various traffic and engagement statistics for the purpose of proactively uncovering inconsistencies or bugs, as well as (ii) providing strategic advice along with business and financial introductions as requested.  During the consulting period, the Company will pay Mr. Byron Lerner a monthly consulting fee of $8,000 as well as reimbursement for certain expenses incurred during the performance of the consulting services.

On January 31, 2013, the Company entered into a severance and general release agreement with Darrell Lerner pursuant to which his employment with the Company was terminated.  Pursuant to this agreement, the Company granted 150,000 restricted shares of common stock to Mr. Darrell Lerner that will vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner’s termination of service without “cause”; or (iv) the date of Mr. Darrell Lerner’s termination of service due to the Company’s nonrenewal of the consulting agreement without “cause” (See Note 15).

On January 31, 2013, the Company entered into a three-year consulting agreement with Darrell Lerner (See Note 15).

On January 31, 2013, the Company entered into a subscription agreement with DCL Ventures, Inc. and Darrell Lerner (See Note 15).

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events

The Company entered into a two-year service agreement with Equinix Operating Co., Inc. (“Equinix”) whereby Equinix will provide certain products and services to the Company from January 2013 to January 31, 2015.  Pursuant to the service agreement, the Company has agreed to pay monthly recurring fees in the amount of $8,450 as well as nonrecurring fees totaling $9,700.  The agreement will automatically renew for additional service terms of twelve months unless terminated earlier by either party.

On January 11, 2013, the Company obtained a Letter of Credit from JP Morgan Chase Bank, N.A. in the amount of $200,000, in favor of HP. This letter will expire on January 31, 2014.

On January 31, 2013, the Company entered into a severance and general release agreement with Darrell Lerner.  Pursuant to this agreement, the Company granted 150,000 restricted shares of common stock to Mr. Darrell Lerner, having a fair value of $124,500, that will vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner’s termination of service without “cause”; or (iv) the date of Mr. Darrell Lerner’s termination of service due to the Company’s nonrenewal of the consulting agreement without “cause”.

On January 31, 2013, the Company entered into a three-year consulting agreement with Darrell Lerner.  Pursuant to the consulting agreement, Mr. Darrell Lerner has agreed to provide consulting services relating to assisting and advising the Company on legal, financial and other matters for which Mr. Darrell Lerner has knowledge that pertains to the Company.  During the consulting period, the Company will pay Mr. Darrell Lerner a monthly consulting fee of $25,000 during the first two years of the agreement and $30,000 per month from February 1, 2015 until the termination of the consulting agreement.  As additional compensation for his consulting services, Mr. Darrell Lerner’s previous restricted stock awards will continue to vest as provided in the underlying award agreements as long as Mr. Darrell Lerner continues to provide services under the consulting agreement; provided, however that the awards shall immediately become fully vested upon the date the Company terminates the consulting agreement without “cause” or the date of Mr. Darrell Lerner’s termination of service due to the Company’s nonrenewal of the consulting agreement without “cause”.

On January 31, 2013, the Company entered into a subscription agreement with DCL Ventures, Inc. and Darrell Lerner.  Pursuant to the terms and subject to the conditions set forth in the agreement, the Company agreed to purchase shares of DCL Ventures, Inc. common stock, $0.0001 par value, at a purchase price per share equal to the lowest price per share paid by investors in the initial third party sale for an aggregate purchase price of $50,000, subject to the occurrence of certain conditions at closing. The consummation of the initial investment shall take place simultaneously with, or promptly after, the closing of the initial third party sale; provided, that if the initial third party sale occurs on or before March 31, 2013, the initial closing shall take place no later than March 31, 2013; and (ii) the Company agrees to purchase additional shares of common stock for an aggregate purchase price of $150,000.  The Company can require DCL Ventures, Inc. or Mr. Darrell Lerner to repurchase the secondary shares from the Company if, at any time prior to the thirty month anniversary of the date of the secondary closing, Mr. Darrell Lerner is not a stockholder, employee, or member of the board of directors of the Company.

Restatement of Certain Consolidated Financial Statements	12 Months Ended
Dec. 31, 2012
Restatement Of Certain Consolidated Financial Statements [Abstract]
Restatement of Certain Consolidated Financial Statements

16. Restatement of Certain Consolidated Financial Statements

Our Consolidated Balance Sheet as of December 31, 2011, our Consolidated Statement of Operations for the year ended December 31, 2011, our Consolidated Statement of Changes in Stockholders' Equity for the year ended December 31, 2011 and our Consolidated Statement of Cash Flows for the year ended December 31, 2011 have been restated to correct the accounting for warrants issued as part of the Company’s January 2011 equity financing. The Company has determined that, as prescribed under Accounting Standards Codification 480,  Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheets, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Accordingly, the Company has restated the financial statements referenced above to correct this error. The correction of this error did not impact the operating results of the Company or its overall liquidity.  The effects of the restatement on the Company’s consolidated financial statements are set forth in the tables below:

Consolidated Balance Sheet as of December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Warrant liability	$-	$937,000	$937,000
Total liabilities	5,092,870	937,000	6,029,870
Additional paid-in capital	11,231,864	(2,975,000)	8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Operations for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,038,000	$2,038,000
Total Other Income (Expense)	32,767	2,038,000	2,070,767
Loss Before Provision For Income Taxes	(3,631,173)	2,038,000	(1,593,173)
Net Loss	(3,631,173)	2,038,000	(1,593,173)
Net Loss Per Share - Basic and diluted	(0.10)	0.06	(0.04)

Consolidated Statement of Changes in Stockholders' Equity for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Additional paid-in capital	$11,231,864	$(2,975,000)	$8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Cash Flows for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net Loss	$(3,631,173)	$2,038,000	$(1,593,173)
Mark-to-market adjustment on warrant liability	-	(2,038,000)	(2,038,000)

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, were prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP").  All intercompany balances and transactions have been eliminated upon consolidation.

Significant Estimates and Judgments
Significant Estimates and Judgments

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Significant estimates relied upon in preparing these financial statements include the provision for future credit card chargebacks and refunds on subscription revenue, estimates used to determine the fair value of our common stock, stock options, non-cash capital stock issuances, stock-based compensation and common stock warrants, collectability of our accounts receivable and the valuation allowance on deferred tax assets.  Management evaluates these estimates on an ongoing basis.  Changes in estimates are recorded in the period in which they become known. We base estimates on historical experience and various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from our estimates.

Comparative Data
Comparative Data

Certain amounts from prior periods have been reclassified to conform to the current period presentation, including:

●	The reclassification of a $61,572 reserve for future credit card chargebacks from accrued expenses and other current liabilities to accounts receivable;
●	The reclassification of noncurrent deferred rent of $61,640 from accrued expenses and other current liabilities to long-term deferred rent; and
●	The reclassification of stock-based compensation of $342,714 relating to non-developers from a programming, hosting and technology expense to compensation expense.

Revenue Recognition
Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Accounting Standards Codification (“ASC”) No. 605, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

The Company has revenue streams consisting of subscriptions and advertisements.  The Company recognizes revenue from monthly premium subscription fees beginning in the month in which the services are provided.  Revenues are presented net of refunds, credits, and known and estimated credit card chargebacks.  During 2012, subscriptions were offered in durations of one-, three-, six- and twelve-month terms.  Longer-term plans (those with durations longer than one month) are generally available at discounted monthly rates.  All subscription fees, however, are collected at the time of purchase regardless of the length of the subscription term.  Revenues from multi-month subscriptions are recognized over the length of the subscription term rather than when the subscription is purchased.  The difference between the gross cash receipts collected and the revenue recognized from those sales during that reporting period will appear as deferred revenue.

The Company recognizes advertising revenue as earned on a click-through, impression, registration or subscription basis.  When a user clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), registers for an external website via an advertisement clicked on through the Company’s application (CPA basis), or clicks on an offer to subscribe to premium features on the Company’s applications, the contract amount is recognized as revenue.

The Company’s payment processors have established routine reserve accounts to secure the performance of the Company’s obligations under its service agreements, which is standard practice within the payment processing industry.  These reserve accounts withhold a small percentage of the Company’s sales in a segregated account in the form of a six-month rolling reserve.  The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.  These funds are classified as credit card holdback receivable and totaled $287,293 and $441,840 at December 31, 2012 and December 31, 2011, respectively.

The Company has an additional reserve for potential credit card chargebacks based on historical experience and knowledge of the industry.  As of December 31, 2012, the Company reserved $36,129 for potential future credit card chargebacks and the amount was included in accounts receivable, net on the Consolidated Balance Sheet.

Business Segments	Business Segments The Company operates in one reportable segment and management assesses the Company’s financial performance and makes operating decisions based on one single operating unit.
Stock-Based Compensation
Stock-Based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), the Company measures the compensation costs of stock-based compensation arrangements based on the grant date fair value of granted instruments and recognizes the costs in the financial statements over the period during which employees are required to provide services.  Stock-based compensation arrangements include stock options and restricted stock awards.

Equity instruments (“instruments”) issued to non-employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”), defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete and (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in ASC 505.

The fair value of each option granted under the Company's Amended and Restated 2011 Long-term Incentive Plan (the “Plan”) was estimated using the Black-Scholes option-pricing model (see Note 10 for further details).  Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company's common stock price, (ii) the expected life of the award, which for options is the period of time over which employees and non-employees are expected to hold their options prior to exercise, (iii) expected dividend yield on the Company's common stock, and (iv) a risk-free interest rate, which is based on quoted U.S. Treasury rates for securities with maturities approximating the expected term.  Expected volatility is estimated based on the Company's historical volatilities.  The expected life of options has been determined using the "simplified" method as prescribed by Staff Accounting Bulletin (“SAB”) No. 110, an amendment to SAB No. 107, which uses the midpoint between the vesting date and the end of the contractual term.  The expected dividend yield is zero as the Company has never paid dividends and does not currently anticipate paying dividends in the foreseeable future.

Programming, Hosting and Technology Expense
Programming, Hosting and Technology Expense

Programming, hosting and technology expense includes the expenses associated with the operation of data centers, including labor, consulting, hosting, server, web design and programming expenses.

Advertising and Marketing
Advertising and Marketing

Advertising and marketing costs are expensed as incurred.  Advertising and marketing expense was $9,876,097 and $14,626,963 for the years ended December 31, 2012 and 2011, respectively.

Research and Development
Research and Development

The Company has adopted the provisions of ASC No. 350, Intangibles – Goodwill & Other.  Costs incurred in the planning stage of a website are expensed as research and development expenses while costs incurred in the development stage are capitalized and amortized over the life of the asset, estimated to be three years.  The Company did not capitalize any research and development expenses during the years ended December 31, 2012 and 2011.

Income Taxes
Income Taxes

The Company accounts for income taxes using the asset and liability method prescribed by ASC No. 740,  Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating loss and tax credit carry forwards. Deferred taxes are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in results of operations in the period that includes the enactment date.

Each reporting period, the Company assesses whether its deferred tax assets are more-likely-than-not realizable, in determining whether it is necessary to record a valuation allowance.  This includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of the Company's deferred tax assets.

The Company recognizes the impact of an uncertain tax position in its financial statements if, in management's judgment, the position is more-likely-than-not sustainable upon audit based on the position's technical merits. This involves the identification of potential uncertain tax positions, the evaluation of applicable tax laws and an assessment of whether a liability for uncertain tax positions is necessary.  Different conclusions reached in this assessment can have a material impact on our consolidated financial statements.  Currently, we have no uncertain tax positions.

Net Income (Loss) Per Share
Net Income (Loss) Per Share

Basic net income (loss) per common share is determined using the two-class method and is computed by dividing net income (loss) attributable to Snap Interactive Inc. common shareholders by the weighted-average number of common shares outstanding during the period as defined by ASC No. 260,  Earnings Per Share.  The two-class method is an earnings allocation formula that determines income (loss) per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.  The two-class method treats a participating security as having rights to earnings that otherwise would have been available to common shareholders.  According to the contractual terms of participating securities, such securities do not participate in losses.

Diluted net income (loss) per common share reflects the more dilutive earnings per share amount calculated using the treasury stock method or the two-class method, taking into account any potentially dilutive shares outstanding during the period. Potentially dilutive shares consist of shares issuable upon the exercise of stock options and unvested shares of restricted common stock (using the treasury stock method).  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted income per share.

Cash and cash equivalents
Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.  Cash and cash equivalents consist of cash on deposit with banks, money market funds and certain investments in commercial paper.

Investments
Investments

The Company's investment portfolio may at any time contain investments in U.S. Treasury obligations, securities guaranteed by the U.S. government, certificates of deposit, corporate notes and bonds, medium-term notes, commercial paper, and money market mutual funds, with original maturities less than one year.

The Company's investments with original maturity dates in excess of three months are classified as short-term investments on the Consolidated Balance Sheets. Short-term investments classified as held-to-maturity are recorded at amortized cost. Interest earned on short-term investments is recorded to "Interest income" which is presented net of Interest expense on the Consolidated Statements of Operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The carrying amounts of the Company's cash and cash equivalents, short-term investments classified as held-to-maturity, accounts receivable, credit card holdback receivable, prepaid expenses, accounts payable, accrued expenses and deferred revenue, approximate fair value due to the short-term nature of these instruments.

Receivables
Receivables

At December 31, 2012, we had accounts receivable from payment processors and advertising networks that place advertisements on our application in the amount of $328,680 and $27,469, respectively. The settlement of credit card sales by payment processors typically occurs several days after the date of the charge, and we generally receive payments from mobile payment processors and advertising networks on a monthly basis.

Concentration of Credit Risk
Concentration of Credit Risk

At times the Company has cash in bank accounts in excess of FDIC insurance limits.  The Company had approximately $4,995,958 and $1,561,947 in excess of FDIC insurance limits as of December 31, 2012 and December 31, 2011, respectively.  The Company also had credit card holdback receivables of $287,293 and $441,840, which were held by payment processors, and of which $139,389 and $248,534 were not FDIC insured as of December 31, 2012 and December 31, 2011, respectively.

Furniture, Fixtures and Equipment
Furniture, Fixtures and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of those assets, as follows:

Software and website costs	3 years
Computers and office equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term

Repairs and maintenance costs are expensed as incurred.

Other Intangible and Long-Lived Assets
Other Intangible and Long-Lived Assets

The Company's long-lived assets primarily consist of computer and office equipment and software, furniture and fixtures and leasehold improvements, which are subject to depreciation over the useful life of the asset.  Long-lived assets are evaluated for recoverability whenever events or changes in circumstances indicate that the carrying value of the asset may be impaired.  In evaluating an asset for recoverability, the Company estimates the future cash flow expected to result from the use of the asset and eventual disposition.  If the expected future undiscounted cash flow is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized.  No impairments were recorded on long-lived assets for the periods presented in these consolidated financial statements.

Intangible Assets, net
Intangible Assets, net

The Company’s intangible assets, net represents definite-lived intangible assets, which are being amortized on a straight-line basis over their estimated useful lives as follows:

Domain name	15 years

No impairments were recorded on intangible assets and no impairment indicators were noted for the periods presented in these consolidated financial statements.

Warrant liability
Warrant Liability

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with ASC 480, Distinguishing Liabilities from Equity, the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Recently Adopted Accounting Pronouncement
Recently Adopted Accounting Pronouncement

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued revised authoritative guidance (Accounting Standards Update (“ASU”) No. 2011-04) covering fair value measurements and disclosures.  The amended guidance include provisions for (1) the application of concepts of "highest and best use" and "valuation premises", (2) an option to measure groups of offsetting assets and liabilities on a net basis, (3) incorporation of certain premiums and discounts in fair value measurements, and (4) measurement of the fair value of certain instruments classified in stockholders' equity.  The revised guidance is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted this revised authoritative guidance prospectively for new or materially modified arrangements beginning January 1, 2012.  The adoption of this revised authoritative guidance update did not have a significant impact on the Company’s consolidated financial statements.

Restatement of Certain Consolidated Financial Statements
Restatement of Previously Issued Consolidated Financial Statements

We have restated our consolidated financial statements as of and for the year ended December 31, 2011 as described in "Note 16. Restatement of Consolidated Financial Statements."

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule of property and equipment useful life
Software and website costs	3 years
Computers and office equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term

Schedule of finite lived intangible assets useful life
Domain name	15 years

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net and Notes Receivable [Abstract]
Schedule of accounts receivable, net

	December 31,	December 31,
	2012	2011
Accounts receivable	$356,148	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(36,129)	(61,572)
Total accounts receivable, net	$320,019	$480,190

Investments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Investments and Fair Value Measurements [Abstract]
Schedule of assets and liabilities measured at fair value

	December 31, 2012				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS:
Cash equivalents:
U.S. government securities	$—	$—	$—	$—	$—	$—	$—	$—
Certificates of deposit	—	—	—	—	—	—	—	—
Total cash equivalents	$—	$—	$—	$—	$—	$—	$—	$—
Short-term investments:
U.S. government securities (1)	$—	$—	$—	$—	$3,506,205	$—	$—	$3,506,205
Certificates of deposit	—	—	—	—	2,975,000	—	—	2,975,000
Total short-term investments	$—	$—	$—	$—	$6,481,205	$—	$—	$6,481,205
LIABILITIES:
Common Stock Warrants:
Common stock warrants	$—	$—	$1,616,325	$1,616,325	$—	$—	$937,000	$937,000
Total common stock warrants	$—	$—	$1,616,325	$1,616,325	$—	$—	$937,000	$937,000

 (1) Includes amortization premium paid of $8,733 as of December 31, 2011.

Schedule of estimated fair value of the warrant liability
	December 31,	December 31,
	2012	2011
Stock price	$1.25	$0.65
Strike price	$2.50	$2.50
Remaining contractual term (years)	3.1	4.1
Volatility	171.9%	215.5%
Adjusted volatility	121.1%	125.5%
Risk-free rate	0.4%	0.6%
Dividend yield	0.0%	0.0%

Fixed Assets and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets and Intangible Assets, Net [Abstract]
Schedule of fixed assets and intangible assets

	December 31,	December 31,
	2012	2011
Computer equipment	$211,896	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	8,047	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	805,964	704,448
Less: Accumulated depreciation and amortization	(257,415)	(125,985)
Total fixed assets and intangible assets, net	$548,549	$578,463

Schedule of estimated future amortization and depreciation of intangible and tangible assets
Year	Amount

2013	$161,547
2014	156,498
2015	122,365
2016	52,886
2017 and thereafter	55,253
$548,549

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of deferred tax assets and liabilities

	Years Ended December 31,
	2012	2011
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(64,437)	$(37,072)
Other	(10,162)	-
Warrants	(627,056)	(842,260)
Deferred Tax Assets
Stock options for services	1,049,578	562,163
Net operating loss carry-forward	3,237,128	1,924,412
Reserve for future charge backs	16,674	-
Valuation allowance	(3,601,725)	(1,607,243)
Net deferred tax assets (liabilities)	$-	$-

Summary of reconciliation of federal income tax provision from continuing operations at statutory rate

	Years Ended December 31,
	2012	2011
Federal income tax benefit at statutory rate	$(1,410,724)	$(557,891)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(598,095)	(153,636)
Change in deferred tax asset valuation allowance	1,994,482	702,147
Stock based compensation	-	-
Non-deductible expenses	14,337	9,380
Other	-	-
Income Tax Expense	$-	$-

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,	December 31,
	2012	2011
Compensation and benefits	$39,344	$817,656
Deferred rent	30,354	40,475
Professional fees	163,500	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$240,049	$864,983

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of options granted
Year Ended December 31, 2012
Expected volatility	292.52%
Expected life of option	5.96 Years
Risk free interest rate	0.98%
Expected dividend yield	0.00%

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options granted
	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,502,000	1.41
Exercised	(470,000)	0.64
Expired or canceled, during the period	(4,515,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at December 31, 2012	4,525,205	0.97
Exercisable at December 31, 2012	2,171,614	$0.73

Schedule of unvested stock options / restricted stock award
	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,502,000	1.26
Vested	(923,614)	0.55
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99

Non-employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options granted
	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011	530,000	$0.94
Granted	400,000	1.21
Exercised	(30,000)	0.33
Expired or canceled, during the period	-
Forfeited, during the period	-
Outstanding at December 31, 2012	900,000	1.08
Exercisable at December 31, 2012	525,000	$0.99

Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of unvested stock options / restricted stock award
	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	5,150,000	$0.65
Granted	325,000	1.12
Vested	-
Expired or canceled, during the period	(300,000)	0.45
Forfeited, during the period	-
Outstanding at December 31, 2012	5,175,000	$0.68

Common Stock Purchase Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock Purchase Warrants and Stock-Based Compensation [Abstract]
Schedule of warrants
	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2011	2,342,500	$2.50
Granted	-
Exercised	-
Forfeited	-
Outstanding at December 31, 2012	2,342,500	2.50
Warrants exercisable at December 31, 2012	2,342,500	$2.50

Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Loss Per Common Share [Abstract]
Reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share

	Year Ended
	December 31,
	2012	2011
Numerator:
Net loss	$(4,030,641)	$(1,593,173)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,611,758	37,619,208
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,611,758	37,619,208
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted-average shares used to compute diluted net loss per share	38,611,758	37,619,208

Net loss per share:
Basic	$(0.10)	$(0.04)
Diluted	$(0.10)	$(0.04)

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year	Amount

2013	$388,128
2014	352,769
2015	74,373
2016	-
2017 and thereafter	-
Total	$815,270

Restatement of Certain Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Restatement Of Certain Consolidated Financial Statements [Abstract]
Effects of the restatement on the Company's consolidated financial statements

Consolidated Balance Sheet as of December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Warrant liability	$-	$937,000	$937,000
Total liabilities	5,092,870	937,000	6,029,870
Additional paid-in capital	11,231,864	(2,975,000)	8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Operations for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,038,000	$2,038,000
Total Other Income (Expense)	32,767	2,038,000	2,070,767
Loss Before Provision For Income Taxes	(3,631,173)	2,038,000	(1,593,173)
Net Loss	(3,631,173)	2,038,000	(1,593,173)
Net Loss Per Share - Basic and diluted	(0.10)	0.06	(0.04)

Consolidated Statement of Changes in Stockholders' Equity for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Additional paid-in capital	$11,231,864	$(2,975,000)	$8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Cash Flows for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net Loss	$(3,631,173)	$2,038,000	$(1,593,173)
Mark-to-market adjustment on warrant liability	-	(2,038,000)	(2,038,000)

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Software and website costs [Member]
Schedule of property and equipment useful life
Estimated useful life	3 years
Computers and office equipment [Member]
Schedule of property and equipment useful life
Estimated useful life	5 years
Furniture and fixtures [Member]
Schedule of property and equipment useful life
Estimated useful life	7 years
Leasehold improvements [Member]
Schedule of property and equipment useful life
Estimated useful life	Shorter of estimated useful life or remaining lease term

Summary of Significant Accounting Policies (Details 1) (Domain name [Member])	12 Months Ended
Dec. 31, 2012
Domain name [Member]
Schedule of finite lived intangible assets useful life
Estimated useful life	15 years

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Reserve for future chargebacks	$ 36,129	$ 61,572
Long term deferred rent	48,340	61,640
Stock based compensation related to non developers		342,714
Description of subscription offered	During 2012, subscriptions were offered in durations of one-, three-, six- and twelve-month terms.
Description of period for payback of remaining funds	The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.
Credit card holdback receivable	287,293	441,840
Number of operating segments	1
Expected dividend yield	0.00%
Advertising and marketing	9,876,097	14,626,963
Receivable from payment processors	328,680
Receivable from advertising network	27,469	64,330
Cash in excess of FDIC insurance limits	4,995,958	1,561,947
Credit card holdback receivables in excess of FDIC insurance limits	$ 139,389	$ 248,534
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	Three years

Restricted Cash (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash (Textual)
Cash collateral guarantee for monthly credit line	105.00%
Credit line, monthly borrowing capacity	$ 100,000
Description of collateral fee	105% of the monthly credit line of $100,000
Description of collateral guarantee	Cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.
Restricted cash	$ 105,000

Accounts Receivable, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of accounts receivable, net
Accounts receivable	$ 356,148	$ 665,154
Less: Allowance for doubtful accounts		(123,392)
Less: Reserve for future chargebacks	(36,129)	(61,572)
Total accounts receivable, net	$ 320,019	$ 480,190

Accounts Receivable, Net (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net (Textual)
Unsettled transactions from credit card payment processors	$ 112,885	$ 220,272
Accounts receivable due from Apple Inc.	201,859	176,118
Receivable from advertising network	$ 27,469	$ 64,330

Investments and Fair Value Measurements (Details) (Recurring [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		6,481,205
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		3,506,205
Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		2,975,000
Level 1 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		6,481,205
Common Stock Warrants:
Total common stock warrants
Level 1 [Member] | Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants
Level 1 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		3,506,205
Level 1 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		2,975,000
Level 2 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Common Stock Warrants:
Total common stock warrants
Level 2 [Member] | Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants
Level 2 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 2 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 3 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
Level 3 [Member] | Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
Level 3 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 3 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments

Investments and Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of estimated fair value of the warrant liability
Stock price	$ 1.25	$ 0.65
Strike price	$ 2.5	$ 2.5
Remaining contractual term (years)	3 years 1 month 6 days	4 years 1 month 6 days
Volatility	171.90%	215.50%
Adjusted volatility	121.10%	125.50%
Risk-free rate	0.40%	0.60%
Dividend yield	0.00%	0.00%

Investments and Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments and Fair Value Measurements (Textual)
Short-term investments, amortization premium paid		$ 8,733
Incremental discount rate premium due to lack of marketability	10.00%

Fixed Assets and Intangible Assets, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of fixed assets and intangible assets
Total fixed assets	$ 805,964	$ 704,448
Less: Accumulated depreciation and amortization	(257,415)	(125,985)
Total fixed assets and intangible assets, net	548,549	578,463
Computer equipment [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	211,896	143,461
Furniture and fixtures [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	142,856	159,051
Leasehold improvements [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	377,727	329,156
Software [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	8,047	7,342
Website domain name [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	24,938	24,938
Website costs [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	$ 40,500	$ 40,500

Fixed Assets and Intangible Assets, Net (Details 1) (USD $)	Dec. 31, 2012
Schedule of estimated future amortization and depreciation of intangible and tangible assets
2013	$ 161,547
2014	156,498
2015	122,365
2016	52,886
2017 and thereafter	55,253
Estimated future amortization and depreciation of intangible and tangible assets, Total	$ 548,549

Fixed Assets and Intangible Assets, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets and Intangible Assets, Net (Textual)
Depreciation and amortization expense	$ 151,007	$ 51,180

Notes Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable (Textual)
Notes receivable	$ 165,716	$ 138,803
Maturity period of due note	At various times during 2021-2023
Notes receivable, interest rate, minimum	2.31%
Notes receivable, interest rate, maximum	3.57%
Current Employee [Member]
Notes Receivable (Textual)
Notes receivable	92,152
Former Employees [Member]
Notes Receivable (Textual)
Notes receivable	$ 73,564

Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$ (64,437)	$ (37,072)
Other	(10,162)
Warrants	(627,056)	(842,260)
Deferred Tax Assets
Stock options for services	1,049,578	562,163
Net operating loss carry-forward	3,237,128	1,924,412
Reserve for future charge backs	16,674
Valuation allowance	(3,601,725)	(1,607,243)
Net deferred tax asset (liabilities)

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of reconciliation of federal income tax provision from continuing operations at statutory rate
Federal income tax benefit at statutory rate	$ (1,410,724)	$ (557,891)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(598,095)	(153,636)
Change in deferred tax asset valuation allowance	1,994,482	702,407
Stock based compensation
Non-deductible expenses	14,337	9,380
Other
Income Tax Expense

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual)
Provision for income taxes
Valuation allowance	3,601,725	1,607,243
Change in deferred tax asset valuation allowance	1,994,482	702,407
Amount of windfall tax benefit	26,128
Federal net operating loss carryforward	$ 7,088,700
Operating Loss Carryforwards, Expiration Dates	Will expire in 2032.

Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of accrued expenses and other current liabilities
Compensation and benefits	$ 39,344	$ 817,656
Deferred rent	30,354	40,475
Professional fees	163,500
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$ 240,049	$ 864,983

Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2012
Weighted average assumptions used to estimate fair value of options granted
Expected dividend yield	0.00%
Stock options [Member]
Weighted average assumptions used to estimate fair value of options granted
Expected volatility	292.52%
Expected life of option	5 years 11 months 16 days
Risk free interest rate	0.98%
Expected dividend yield	0.00%

Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Stock options [Member]
Schedule of warrants
Beginning Balance, Number of Options/Warrants	8,118,955
Granted, Number of Options/Warrants	1,502,000
Exercised, Number of Options/Warrants	(470,000)
Expired or canceled, during the period	(4,515,000)
Forfeited, Number of Options/Warrants	(110,750)
Ending Balance, Number of Options/Warrants	4,525,205
Options/Warrants exercisable	2,171,614
Beginning Balance, Weighted Average Exercise Price	$ 0.41
Granted, Weighted Average Exercise Price	$ 1.41
Exercised, Weighted Average Exercise Price	$ 0.64
Expired or canceled, during the period, Weighted Average Exercise Price	$ 0.13
Forfeited, Weighted Average Exercise Price	$ 0.97
Ending Balance, Weighted Average Exercise Price	$ 0.97
Exercisable, Weighted Average Exercise Price	$ 0.73
Non-employee Stock Option [Member]
Schedule of warrants
Beginning Balance, Number of Options/Warrants	530,000
Granted, Number of Options/Warrants	400,000
Exercised, Number of Options/Warrants	(300,000)
Expired or canceled, during the period
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	900,000
Options/Warrants exercisable	525,000
Beginning Balance, Weighted Average Exercise Price	$ 0.94
Granted, Weighted Average Exercise Price	$ 1.21
Exercised, Weighted Average Exercise Price	$ 0.33
Expired or canceled, during the period, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 1.08
Exercisable, Weighted Average Exercise Price	$ 0.99
Unvested Stock Options [Member]
Schedule of warrants
Beginning Balance, Number of Options/Warrants	1,885,955
Granted, Number of Options/Warrants	1,502,000
Expired or canceled, during the period	(923,614)
Forfeited, Number of Options/Warrants	(110,750)
Ending Balance, Number of Options/Warrants	2,353,591
Beginning Balance, Weighted Average Exercise Price	$ 0.54
Granted, Weighted Average Exercise Price	$ 1.26
Expired or canceled, during the period, Weighted Average Exercise Price	$ 0.55
Forfeited, Weighted Average Exercise Price	$ 0.68
Ending Balance, Weighted Average Exercise Price	$ 0.99

Stock-Based Compensation (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Schedule of unvested stock options / restricted stock award
Beginning balance	5,150,000
Granted	325,000
Vested
Expired or canceled, during the period	(300,000)
Forfeited, during the period
Ending balance	5,175,000
Weighted average grant date fair value, Beginning balance	$ 0.65
Weighted average grant date fair value, Granted	$ 1.12
Weighted average grant date fair value, Vested
Weighted average exercise price, Expired or canceled, during the period	$ 0.45
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Ending balance	$ 0.68

Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation (Textual)
Stock-based compensation expense	$ 1,129,960	$ 438,395
Number of shares authorized under Option	7,500,000
Percentage of common stock delivered pursuant to incentive stock options	100.00%
Number of stock reserved for issuance	3,134,795
Stock Options [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	1,807,362	2,561,209
Stock options exercisable, intrinsic value	1,179,516	2,469,865
Stock-based compensation expense	814,996	321,281
Non Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	152,500	9,510
Stock options exercisable, intrinsic value	137,500	9,510
Stock-based compensation expense	115,178	11,692
Total unrecognized compensation cost related to non-vested stock options	419,206	26,023
Weighted average expected recognition period of compensation cost not yet recognized	1 year 6 months 25 days	8 months 8 days
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense	314,964	88,710
Total unrecognized compensation cost related to non-vested stock options	3,169,203	3,120,167
Weighted average expected recognition period of compensation cost not yet recognized	9 years	9 years 11 months 8 days
Unvested Stock Options [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	$ 1,846,201	$ 858,457
Weighted average expected recognition period of compensation cost not yet recognized	2 years 6 months 29 days	2 years 8 months 1 day

Common Stock Purchase Warrants (Details) (Stock Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Stock Warrant [Member]
Schedule of warrants
Beginning Balance, Number of Options/Warrants	2,342,500
Granted, Number of Options/Warrants
Exercised, Number of Options/Warrants
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	2,342,500
Options/Warrants exercisable	2,342,500
Beginning Balance, Weighted Average Exercise Price	$ 2.5
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 2.5
Exercisable, Weighted Average Exercise Price	$ 2.5

Common Stock Purchase Warrants (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2011	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Common Stock Purchase Warrants (Textual)
Common stock shares issued for warrant exercised		2,125,000
Warrants expiration period		5 years
Gross proceeds from equity financing	$ 88,125	$ 8,500,000
Stock and warrants issued for cash ($2/sh, less stock offering costs), (shares)		4,250,000
Common stock price per share		$ 2
Warrants expiration date		Jan 19, 2016
Warrants exercise price	$ 2.5	$ 2.5
Net proceeds from issuance of warrants		7,915,700
Offering cost of warrants		584,300
Fair value of warrants			1,616,325	937,000
Mark-to-market adjustment on warrant liability			$ (679,325)	$ 2,038,000
Investor [Member]
Common Stock Purchase Warrants (Textual)
Common stock shares issued for warrant exercised	37,500
Placement Agent [Member]
Common Stock Purchase Warrants (Textual)
Warrant issued to purchase common stock		255,000

Net Loss Per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (4,030,641)	$ (1,593,173)
Basic shares:
Weighted-average common shares outstanding	38,611,758	37,619,208
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,611,758	37,619,208
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance
Warrants and options as of beginning of period
Weighted-average shares used to compute diluted net loss per share	38,611,758	37,619,208
Net loss per share:
Basic	$ (0.1)	$ (0.04)
Diluted	$ (0.1)	$ (0.04)

Net Loss Per Common Share (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option and Warrants [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share	6,867,705	10,461,455
Convertible Debt [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share		823,157

Commitments (Details) (USD $)	Dec. 31, 2012
Schedule of future minimum payments under non-cancelable operating leases
2013	$ 388,128
2014	352,769
2015	74,373
2016
2017 and thereafter
Total	$ 815,270

Commitments (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Commitments [Abstract]
Start date of lease	Jun 1, 2011
Expiration date of lease	Mar 30, 2015
Operating lease, base rent	$ 973,595
Operating lease termination terms	The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.
Minimum notice period to terminate lease	8 months
Commitments (Textual)
Term of non-cancelable operating lease	46 months
Rent expense		253,982	84,661
HP [Member]
Commitments (Textual)
Monthly rent expense on operating lease until September 2014		6,584
Monthly rent expense on operating lease until January 2014		8,649
Term of non-cancelable operating lease		2 years
Number of lease agreements		3
Rent expense		$ 42,468

Related Party Transactions (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Byron Lerner [Member]	Jan. 31, 2013 Darrell Lerner [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] Chief executive officer and Darrell Lerner [Member]	Jan. 31, 2013 Restricted Stock [Member] Darrell Lerner [Member]	Dec. 31, 2012 Restricted Stock [Member] Darrell Lerner [Member]
Related Party Transactions (Textual)
Restricted stock, granted					325,000		5,150,000	150,000	325,000
Restricted stock, fair value							$ 2,762,500	$ 124,500	$ 364,000
Restricted stock, cancelled in exchange for a new award									300,000
Description of vesting period				Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause".			Vesting upon the earlier of the tenth anniversary of the date of grant or a change in control.	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause"	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without "cause".
Restricted stock recorded as issued on the Company's Consolidated Balance Sheet					5,175,000	5,150,000
Consulting agreement term			2 years	3 years
Per month consulting fee			8,000
Notes receivable due from current and former employees	$ 165,716	$ 138,803

Subsequent Events (Details) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Restricted Stock [Member]	Jan. 31, 2013 Darrell Lerner [Member]	Jan. 31, 2013 Darrell Lerner [Member] Restricted Stock [Member]	Dec. 31, 2012 Darrell Lerner [Member] Restricted Stock [Member]	Jan. 31, 2013 Equinix Operating Co, Inc [Member]	Jan. 31, 2013 HP [Member]	Jan. 11, 2013 HP [Member]
Subsequent Events (Textual)
Restricted stock, granted			325,000		150,000	325,000
Restricted stock, fair value					$ 124,500	$ 364,000
Description of vesting period				Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause".	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause"	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without "cause".
Consulting agreement term				3 years			2 years
Per month consulting fee for first two years				25,000
Per month consulting fee beginning February 1, 2015 and ending upon the termination of the Consulting Agreement				30,000
Par value of common stock affiliates under Subscription Agreement				$ 0.0001
Aggregate purchase price of shares under Subscription Agreement				50,000
Additional aggregate purchase price of shares under Subscription Agreement	150,000
Monthly recurring fee payable pursuant to service agreement							8,450
Monthly nonrecurring fee payable pursuant to service agreement							9,700
Service agreement, additional renewable service term							12 months
Letter of credit, amount available		$ 100,000							$ 200,000
Letter of credit expiration date								Jan 31, 2014

Restatement of Certain Consolidated Financial Statements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of restatement on the Company's balance sheet
Warrant liability	$ 1,616,325	$ 937,000
Total liabilities	5,228,126	6,029,870
Additional paid-in capital	9,437,422	8,256,864
Accumulated deficit	(7,715,384)	(3,684,743)
Total Stockholders' Equity	1,830,115	4,610,701	664,697
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability	(679,325)	2,038,000
Total Other Income (Expense)	(16,885)	3,909
Net loss before income tax	(3,961,397)	(1,593,173)
Net loss	(3,961,397)	(1,593,173)
Net Loss Per Share - Basic and diluted	$ (0.1)	$ (0.04)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital	9,437,422	8,256,864
Accumulated deficit	(7,715,384)	(3,684,743)
Total Stockholders' Equity	1,830,115	4,610,701	664,697
Effect of restatement on company's statement of cash flows
Net loss	(3,961,397)	(1,593,173)
Mark-to-market adjustment on warrant liability	679,325	(2,038,000)
As Originally Reported [Member]
Effect of restatement on the Company's balance sheet
Warrant liability
Total liabilities		5,092,870
Additional paid-in capital		11,231,864
Accumulated deficit		(5,722,743)
Total Stockholders' Equity		5,547,701
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability
Total Other Income (Expense)		32,767
Net loss before income tax		(3,631,173)
Net loss		(3,631,173)
Net Loss Per Share - Basic and diluted		$ (0.1)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital		11,231,864
Accumulated deficit		(5,722,743)
Total Stockholders' Equity		5,547,701
Effect of restatement on company's statement of cash flows
Net loss		(3,631,173)
Mark-to-market adjustment on warrant liability
Effect of Restatement [Member]
Effect of restatement on the Company's balance sheet
Warrant liability		937,000
Total liabilities		937,000
Additional paid-in capital		(2,975,000)
Accumulated deficit		2,038,000
Total Stockholders' Equity		(937,000)
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability		2,038,000
Total Other Income (Expense)		2,038,000
Net loss before income tax		2,038,000
Net loss		2,038,000
Net Loss Per Share - Basic and diluted		$ 0.06
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital		(2,975,000)
Accumulated deficit		2,038,000
Total Stockholders' Equity		(937,000)
Effect of restatement on company's statement of cash flows
Net loss		2,038,000
Mark-to-market adjustment on warrant liability		$ (2,038,000)